UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Advisors, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-4216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Capital Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., Apollo Capital Management, Inc.
Phone:    310-201-4122
Signature, Place, and Date of Signing:

    By:  Apollo Capital Management, Inc.   Los Angeles, CA   May 14, 1999
    By:  Michael D. Weiner                 Los Angeles, CA   May 14, 1999

Report Type (Check only one.):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total (x$1000):  $1,293,390,000

List of Other Included Managers:

 No.  13F File Number     Name

 01   28-4194             Apollo Investment Fund, L.P.
 02   28-4214             Lion Advisors, L.P.


* Fair market value is based on the closing prices of the securities, as of March 31, 1999 reported for composite transactions in New York Stock
    Exchange- and American Stock Exchange-listed securities and transac-tions in the Nasdaq National Market, and closing quotations for Nasdaq
    Small-Cap issuers.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned
    "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting
    Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other
Included Managers named herein) is the beneficial owner of any securities.


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                                                                FORM 13F INFORMATION TABLE
                                                CUSIP      ValueShares/  Sh/Put/InvstmtOther    Voting Authority
    Name of Issuer            Title of Class    Number   (x$1000Prn Amt  PrnCallDscretnManager  Sole  ShrdNone

Allied Waste Industries Inc.  Com Par $.01 New 019589308  247164 17119579Sh     Defined **    17119579   0   0
Apartment Invt & Mgmt Co      Pfd Conv Cl E    03748R606   24500   675868Sh     Defined **      675868   0   0
CB Richard Ellis Svcs Inc     Com              12489L108    8462   512839Sh     Defined **      512839   0   0
Central Pkg Corp              Com              154785109  115459  3346627Sh     Defined **     3346627   0   0
Converse Inc Del              Com              212540108   16842  5614054Sh     Defined 2 **   5614054   0   0
Converse Inc Del              Com              212540108   16849  5616301Sh     Defined 1      5616301   0   0
DecisionOne Hldgs Corp        Com              243458106    1468   810117Sh     Defined **      810117   0   0
First Industrial Realty Trust Com              32054K103    1027    42921Sh     Defined **       42921   0   0
First Un RE Eq & Mtg Invsts   Sh Ben Int       337400105    9345  2135980Sh     Defined **     2135980   0   0
Florsheim Shoe Co             Com              343302105   15439  2807018Sh     Defined 2 **   2807018   0   0
Florsheim Shoe Co             Com              343302105   15445  2808142Sh     Defined 1      2808142   0   0
Foamex Intl Inc               Com              344123104    7130  1267536Sh     Defined        1267536   0   0
Foamex Intl Inc               Com              344123104    5724  1017536Sh     Defined 2 **   1017536   0   0
Hollywood Pk Inc New          Com              436255103   10741  1041550Sh     Defined **     1041550   0   0
Insignia Finl Group Inc New   Com              45767A105   23454  1667823Sh     Defined **     1667823   0   0
Koger Equity Inc              Com              500228101   77048  5733771Sh     Defined **     5733771   0   0
Koo Roo Enterprises Inc       Com              500481106   79541 95831997Sh     Defined       95831997   0   0
MAI Systems Corp              Com              552620205     249    84596Sh     Defined 2 **     84596   0   0
MAI Systems Corp              Com              552620205     106    36255Sh     Defined          36255   0   0
Mack Cali Rlty Corp           Com              554489104    4037   137433Sh     Defined **      137433   0   0
Mariner Post-Acute Network IncCom              568459101   30084 13752774Sh     Defined **    13752774   0   0
Multigraphics Inc             Com              625440102    2063   750000Sh     Defined 2 **    750000   0   0
Multigraphics Inc             Com              625440102     660   240164Sh     Defined         240164   0   0
Nexthealth Inc                Com              65333G105     624   570575Sh     Defined **      570575   0   0
Salant Corp Del               Com              793897109     810  5924352Sh     Defined        5924352   0   0
Samsonite Corp New            Com              79604V105   10898  1779234Sh     Defined 1      1779234   0   0
Samsonite Corp New            Com              79604V105   10893  1778523Sh     Defined 2 **   1778523   0   0
Sheridan Energy Inc           Com              823764105     150    49855Sh     Defined 2 **     49855   0   0
Sheridan Energy Inc           Com              823764105    2589   862946Sh     Defined         862946   0   0
Uniroyal Technology Corp      Com              909163107    1019   128402Sh     Defined         128402   0   0
United Auto Group Inc         Com              909440109   14288  1843656Sh     Defined        1843656   0   0
United States Filter Corp New Com New          911843209  210549  6875055Sh     Defined 2 **   6875055   0   0
United States Filter Corp New Com New          911843209  210633  6877805sh     Defined 1      6877805   0   0
Vail Resorts Inc              Com              91879Q109  118103  7439542Sh     Defined 1      7439542   0   0
